Transactions and Balances with Related Parties (Details Textual) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Transactions and Balances with Related Parties (Textual)
Amount of related parties	$ 71	$ 24	₪ 20	₪ 24
Balances of InterCure Ltd's shares total	$ 2,847	$ 298
Company's share in the shares of InterCure Ltd	2.56%	3.58%